Investment Strategy - Eagle Energy Infrastructure Fund	Aug. 25, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies:
Strategy Narrative [Text Block]

The Fund seeks to achieve its objective by investing, under normal conditions, at least 80% of its assets (net assets plus borrowings for investment purposes) in energy infrastructure securities. For purposes of the Fund’s 80% policy, the Fund considers energy infrastructure companies to include companies that own and operate assets that are used in the energy sector, including assets used in exploring, developing, producing, generating, transporting (including marine), transmitting, terminal operation, storing, gathering, processing, refining, distributing, mining or marketing of natural gas, natural gas liquids, crude oil, refined products, coal, electricity, or renewable energy or that provide energy-related services. For purposes of this definition, such companies (i) derive at least 50% of their revenues or operating income from operating such assets or providing services for the operation of such assets or (ii) have such assets that represent the majority of their assets.

Energy infrastructure securities may be structured as master limited partnerships (“MLPs”), MLP-related securities and energy infrastructure companies. The Fund defines MLP-related securities as general partners of MLPs, MLP institutional securities, exchange-traded notes (“ETNs”) that derive their returns from a master limited partnership index, structured notes or options that derive their returns from a basket of MLPs, or other publicly traded partnerships, corporations or limited liability companies, which have the same economic characteristics as MLPs in that they earn the majority of their pro forma cash flow from the transportation, storage, processing, or production of energy commodities. General partners of MLPs may own an equity interest in the MLP.

The Fund invests without restriction as to issuer capitalization or country, including emerging markets. The Fund invests in notes of any maturity that are rated BBB- or higher by Standard & Poor’s Ratings Group or another nationally recognized statistical rating organization (“NRSRO”), or, if unrated, determined to be of similar credit quality. The Fund considers emerging market countries to be those represented in the MSCI Emerging Markets Index. In seeking total return, the Fund seeks both income and capital appreciation.

The Fund is “non-diversified” for purposes of the Investment Company Act of 1940, as amended (the “1940 Act”), which means that the Fund may invest in fewer securities at any one time than a diversified fund. The Fund may use options for hedging purposes. The Fund intends to be taxed as a regulated investment company (“RIC”), and comply with all RIC-related restrictions including limiting its investments in publicly-traded MLPs to 25%, thereby avoiding taxation as a C-corporation under the Internal Revenue Code.

As co-advisers, Eagle Global Advisors, LLC (“Eagle”), is responsible for security selection and trade execution and Princeton Fund Advisors, LLC (“Princeton”), is responsible for regulatory oversight of the Fund and oversight of the investment portfolio.

Princeton’s Oversight Process

Princeton’s investment oversight process combines risk management, due diligence and portfolio monitoring. Princeton monitors the Fund’s strategies as-executed for investment performance and achievement of the Fund’s risk objectives. The Fund’s investment portfolio may be rebalanced as a result of Princeton’s monitoring policies if the Fund is in violation of its investment objectives, polices or restrictions. Princeton has compliance and regulatory oversight and supervisory responsibilities for the Fund’s securities portfolio.

Eagle’s Investment Process

Eagle utilizes a two-step proprietary process that involves constructing an investment model that seeks to provide investors with an attractive total rate of return from both income and capital appreciation. First, in constructing the model, Eagle considers a variety of factors, including but not limited to, market capitalization, liquidity, growth, credit rating, source of qualifying income, business focus, and structure of the various energy infrastructure securities. Second, Eagle uses the model as the basis for constructing and maintaining the Fund’s portfolio of energy infrastructure securities. Energy infrastructure securities selected for the Fund’s portfolio will be further evaluated based on the Fund’s potential tax liabilities, trading costs, cash requirements and other factors, including the relative valuation of such investments. Eagle believes that the appropriate way to build and preserve wealth through investing in energy infrastructure securities is to focus on companies that have strong, stable and sustainable business models. The dependability of the cash distribution is extremely important in analyzing and valuing these investments. Eagle’s investment methodology favors companies with limited or no commodity price exposure, strong balance sheets and proven management commitment that are attractively valued based on current and prospective distributions. Additionally, Eagle selects ETNs and structured notes of issuers that it believes to be creditworthy.